Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Communication Services: 8.4%
4,413	(1)	Alphabet, Inc. - Class C	$ 7,211,636	1.0
205,778		AT&T, Inc.	6,134,242	0.9
12,087	(1)	Charter Communications, Inc.	7,440,878	1.1
158,059		Comcast Corp. – Class A	7,082,624	1.0
27,894	(1)	Facebook, Inc.- Class A	8,178,521	1.2
13,762	(1)	NetFlix, Inc.	7,287,805	1.1
112,540		Verizon Communications, Inc.	6,670,246	1.0
55,190		Walt Disney Co.	7,277,905	1.1
			57,283,857	8.4

		Consumer Discretionary: 10.7%
2,297	(1)	Amazon.com, Inc.	7,926,855	1.2
3,864	(1)	Booking Holdings, Inc.	7,381,979	1.1
1,024,079		Ford Motor Co.	6,984,219	1.0
243,274		General Motors Co.	7,208,209	1.1
25,007		Home Depot, Inc.	7,127,995	1.0
46,097		Lowe's Cos, Inc.	7,591,715	1.1
33,670		McDonald's Corp.	7,189,218	1.1
64,199		Nike, Inc. - Class B	7,183,226	1.0
83,762		Starbucks Corp.	7,075,376	1.0
51,909		Target Corp.	7,849,160	1.1
			73,517,952	10.7

		Consumer Staples: 11.0%
156,891		Altria Group, Inc.	6,862,412	1.0
138,748		Coca-Cola Co.	6,872,188	1.0
84,976		Colgate-Palmolive Co.	6,735,198	1.0
20,409		Costco Wholesale Corp.	7,095,393	1.0
194,527		Kraft Heinz Co.	6,816,226	1.0
121,685		Mondelez International, Inc.	7,108,838	1.0
46,955		PepsiCo, Inc.	6,576,517	1.0
87,290		Philip Morris International, Inc.	6,964,869	1.0
52,310		Procter & Gamble Co.	7,236,042	1.1
145,436		Walgreens Boots Alliance, Inc.	5,529,477	0.8
51,695		Walmart, Inc.	7,177,851	1.1
			74,975,011	11.0

		Energy: 4.9%
70,204		Chevron Corp.	5,892,222	0.9
149,026		ConocoPhillips	5,646,595	0.8
138,872		Exxon Mobil Corp.	5,546,548	0.8
419,833		Kinder Morgan, Inc.	5,802,092	0.8
344,615		Occidental Petroleum Corp.	4,390,395	0.6
341,745		Schlumberger NV	6,496,572	1.0
			33,774,424	4.9

		Financials: 14.2%
64,489		Allstate Corp.	5,997,477	0.9
65,116		American Express Co.	6,615,134	1.0
200,614		American International Group, Inc.	5,845,892	0.8
263,140		Bank of America Corp.	6,773,224	1.0
166,572		Bank of New York Mellon Corp.	6,159,833	0.9
34,735	(1)	Berkshire Hathaway, Inc. – Class B	7,573,619	1.1
11,550		BlackRock, Inc.	6,862,895	1.0
98,667		Capital One Financial Corp.	6,810,983	1.0
122,386		Citigroup, Inc.	6,256,372	0.9
31,813		Goldman Sachs Group, Inc.	6,517,529	0.9
66,180		JPMorgan Chase & Co.	6,630,574	1.0
173,034		Metlife, Inc.	6,654,888	1.0
130,288		Morgan Stanley	6,808,851	1.0
169,321		US Bancorp	6,163,284	0.9
239,487		Wells Fargo & Co.	5,783,611	0.8
			97,454,166	14.2

		Health Care: 14.7%
69,147		Abbott Laboratories	7,569,522	1.1
63,820		AbbVie, Inc.	6,112,041	0.9
26,579		Amgen, Inc.	6,732,992	1.0
23,641	(1)	Biogen, Inc.	6,800,097	1.0
106,485		Bristol-Myers Squibb Co.	6,623,367	1.0
95,541		CVS Health Corp.	5,935,007	0.8
35,705		Danaher Corp.	7,372,011	1.1
37,825		Eli Lilly & Co.	5,612,852	0.8
82,548		Gilead Sciences, Inc.	5,510,079	0.8
44,267		Johnson & Johnson	6,791,001	1.0
68,189		Medtronic PLC	7,328,272	1.1
80,856		Merck & Co., Inc.	6,894,591	1.0
188,567		Pfizer, Inc.	7,125,947	1.0
17,545		Thermo Fisher Scientific, Inc.	7,526,454	1.1
21,240		UnitedHealth Group, Inc.	6,638,562	1.0
			100,572,795	14.7

		Industrials: 12.3%
39,563		3M Co.	6,449,560	0.9
31,646		Boeing Co.	5,437,416	0.8
49,141		Caterpillar, Inc.	6,993,256	1.0
100,274		Emerson Electric Co.	6,966,035	1.0
45,744		FedEx Corp.	10,056,361	1.5
41,214		General Dynamics Corp.	6,155,311	0.9
905,103		General Electric Co.	5,738,353	0.8
42,969		Honeywell International, Inc.	7,113,518	1.0
16,748		Lockheed Martin Corp.	6,536,074	1.0
99,400		Raytheon Technologies Corp.	6,063,400	0.9
37,187		Union Pacific Corp.	7,156,266	1.1
56,220		United Parcel Service, Inc. - Class B	9,198,716	1.4
			83,864,266	12.3

		Information Technology: 15.9%
28,934		Accenture PLC	6,942,135	1.0
14,509	(1)	Adobe, Inc.	7,448,776	1.1
68,052		Apple, Inc.	8,781,430	1.3
133,365		Cisco Systems, Inc.	5,630,670	0.8
105,625		Intel Corp.	5,381,594	0.8
51,398		International Business Machines Corp.	6,337,887	0.9
21,012		Mastercard, Inc. - Class A	7,526,288	1.1
31,016		Microsoft Corp.	6,995,038	1.0

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
16,725	Nvidia Corp.	$ 8,947,541	1.3
112,396	Oracle Corp.	6,431,299	1.0
36,560	(1) PayPal Holdings, Inc.	7,463,358	1.1
69,147	Qualcomm, Inc.	8,235,408	1.2
33,572	(1) Salesforce.com, Inc.	9,153,406	1.3
49,330	Texas Instruments, Inc.	7,012,260	1.0
32,160	Visa, Inc. - Class A	6,817,598	1.0
		109,104,688	15.9

	Materials: 1.9%
150,190	Dow, Inc.	6,776,573	1.0
117,301	DowDuPont, Inc.	6,540,704	0.9
		13,317,277	1.9

	Real Estate: 1.8%
24,251	American Tower Corp.	6,042,137	0.9
90,340	Simon Property Group, Inc.	6,129,569	0.9
		12,171,706	1.8

	Utilities: 3.8%
76,695	Duke Energy Corp.	6,161,676	0.9
171,014	Exelon Corp.	6,312,127	0.9
25,834	NextEra Energy, Inc.	7,212,078	1.1
119,371	Southern Co.	6,228,779	0.9
		25,914,660	3.8

	Total Common Stock
	(Cost $426,100,798)	681,950,802	99.6

SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
1,984,000	(2) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%
	(Cost $1,984,000)	1,984,000	0.3

	Total Short-Term Investments
	(Cost $1,984,000)	1,984,000	0.3

	Total Investments in Securities (Cost $428,084,798)	$ 683,934,802	99.9
	Assets in Excess of Other Liabilities	880,093	0.1
	Net Assets	$ 684,814,895	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of August 31, 2020.

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2020
Asset Table
Investments, at fair value
Common Stock*	$681,950,802	$–	$–	$681,950,802
Short-Term Investments	1,984,000	–	–	1,984,000
Total Investments, at fair value	$683,934,802	$–	$–	$683,934,802
Other Financial Instruments+
Futures	197,250	–	–	197,250
Total Assets	$684,132,052	$–	$–	$684,132,052

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2020, the following futures contracts were outstanding for Voya Corporate Leaders® 100 Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	16	09/18/20	$2,799,120	$197,250
			$2,799,120	$197,250

At August 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $479,720,803.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$257,213,363
Gross Unrealized Depreciation	(52,802,114)
Net Unrealized Appreciation	$204,411,249